GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL.
Schedule of activities for goodwill

	2022	2021
Balance at Beginning of Year	$4,918,823	$4,815,999
Acqusitions During the Year	38,729,250	2,198,742
Disposal of Subsidiary	—	(2,095,918)
Impairments During the Year	(5,850,772)	—
Balance at End of Year	$37,797,301	$4,918,823